Statements of Consolidated Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 14,983,788	$ 11,855,602	$ 11,339,304
Cost of goods sold	8,202,577	5,932,851	5,779,691
Gross profit	$ 6,781,211	$ 5,922,751	$ 5,559,613
Percent to net sales	45.30%	50.00%	49.00%
Selling, general and administrative expenses	$ 4,785,415	$ 4,134,517	$ 3,885,668
Percent to net sales	31.90%	34.90%	34.30%
Other general expense - net	$ 20,865	$ 12,368	$ 30,268
Amortization	206,764	25,404	28,237
Impairment of goodwill and trademarks	2,022	10,688	0
Interest expense	263,471	154,088	61,791
Interest and net investment income	(8,571)	(4,960)	(1,399)
Other (income) expense - net	(16,974)	(4,587)	6,082
Income from continuing operations before income taxes	1,528,219	1,595,233	1,548,966
Income tax (credit) expense	(285,583)	462,530	495,117
Net income from continuing operations	1,813,802	1,132,703	1,053,849
Loss from discontinued operations
Income taxes	41,540
Net loss from discontinued operations	(41,540)	0	0
Net income	$ 1,772,262	$ 1,132,703	$ 1,053,849
Basic net income per common share:
Continuing operations (in dollars per share)	$ 19.52	$ 12.33	$ 11.43
Discontinued operations (in dollars per share)	(0.44)	0.00	0.00
Net income per common share - basic (in dollars per share)	19.08	12.33	11.43
Diluted net income per common share
Continuing operations (in dollars per share)	19.11	11.99	11.15
Discontinued operations (in dollars per share)	(0.44)	0.00	0.00
Net income per common share - diluted (in dollars per share)	$ 18.67	$ 11.99	$ 11.15